Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Organizational costs/Startup expenses		$ 166,813	$ 12,389
Total deferred tax asset		166,813	12,389
Valuation allowance	$ (211,000)	(166,813)	(12,389)
Deferred tax asset, net of allowance